Consoolidated Statements of Cash Flows - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (161,644)		$ (285,457)	$ (320,466)	$ (810,188)	$ (5,865,761)	$ (3,864,001)	$ (3,864,001)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation				18,130	90,529	126,500		1,284,325
Depreciation and amortization				68,488	62,371	120,117		91,474
Amortization of debt discount				7,226	7,407	7,407		450,771
Change in fair value of derivative liabilities				(342,575)		2,650,369		(317,080)
Changes in operating assets and liabilities:
Accounts receivable				(589,928)	(910,284)	(799,533)		(39,862)
Inventory				(1,995)		(26,124)
Prepaid and other current assets				(75,867)	(6,977)	(23,728)		(91,066)
Due from related parties				46,631	47,832	(96,863)
Accounts payable				1,144,422	49,794	(265,511)		(1,231,946)
Accrued and other current liabilities				(675,466)	34,224	2,179,965		(95,758)
Net cash used in operating activities				(721,400)	(1,435,292)	(1,765,060)		(3,152,181)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of subsidiaries, net of cash acquired					(1,564,132)
Purchase of property and equipment				(132,249)	(47,223)	(112,074)		(153,183)
Payment of loan receivable - related party				(149,537)	(1,000)	(1,000)		(220,674)
Collection of amounts due from related parties				2,700	100	700		226
Net cash used in investing activities				(279,086)	(1,612,255)	(2,001,506)		(511,348)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable				150,000				600,000
Repayments of loans payable				(9,006)	(232,018)	(232,018)		(344,483)
Proceeds from common stock issued					1,100,000	1,100,000		6,336,250
Proceeds from exercise of warrants				400,000		400,000
Proceeds from convertible notes				250,000
Deposit for option					500,000
Net cash provided by financing activities				790,994	1,367,982	1,767,982		6,250,980
Effect of exchange rate changes on cash				6,873	(9,311)	(6,840)		(5,954)
Net change in cash				(202,619)	(1,688,876)	(2,005,424)		2,581,497
Cash, beginning of period		$ 1,329,389		1,329,389	3,334,813	3,334,813	3,334,813	753,316
Cash, end of period	$ 1,126,770		1,645,937	1,126,770	1,645,937	1,329,389	3,334,813	3,334,813
Supplemental cash flow information
Cash paid for interest				6,600	3,333	3,333		126,818
Cash paid for taxes
Non-cash transactions:
Common stock issued for acquisitions of subsidiaries			325,000		325,000	1,550,000
Common stock issued for acquisitions of subsidiaries			$ 1,550,000		1,550,000
Resolution of derivative liabilities upon exercise of warrants		$ 240,258		240,258		1,792,582	708,611	708,611
Bad debt expense						34,376	0	0
Write-off of due from related party								10,148
Loss on settlement of debt								528,794
Prepayment and default penalty								122,020
Due from related party				(46,631)	(47,832)	96,863
Acquisitions of subsidiaries, net of cash acquired						(1,889,132)		(60,000)
Purchase of intangible assets								(77,717)
Repayment of loans payable - related parties								(90,787)
Proceeds from issuance of common stock purchase options						500,000
Repayment of convertible notes						0	250,000	(250,000)
Net change in cash				$ (202,619)	$ (1,688,876)	(2,005,424)		2,581,497
Common stock payable						18,900	52,161	52,161
Common stock issued for asset acquisition						357,500
Common stock issued for conversion of debt							422,295	422,295
Common stock issued for exercise of cashless warrants						3,790
Common stock issued for settlement of debt						80,674		2,056,530
Common stock issued for forbearance of debt							49,925	49,925
Preferred stock issued for conversion of common stock								21
Subscription receivable							$ 100,000	$ 100,000